UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22820

Nuveen Flexible Investment Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  October 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JPW

Nuveen Flexible Investment Income Fund
Portfolio of Investments	October 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 139.5% (99.6% of Total Investments)

	COMMON STOCKS – 31.2% (22.3% of Total Investments)

	Air Freight & Logistics – 2.2%

14,000	United Parcel Service, Inc., Class B	$1,442,280

	Automobiles – 1.5%

66,300	Ford Motor Company, (2)	981,903

	Biotechnology – 3.8%

23,400	Gilead Sciences, Inc.	2,530,238

	Capital Markets – 3.5%

58,775	Ares Capital Corporation	895,143
85,238	Hercules Technology Growth Capital, Inc.	951,256
27,895	TPG Specialty Lending, Inc.	474,215
	Total Capital Markets	2,320,614

	Chemicals – 0.7%

48,300	CVR Partners LP, (2)	440,496

	Diversified Consumer Services – 1.5%

33,200	Stonemor Partners LP	1,022,228

	Industrial Conglomerates – 1.5%

36,300	Philips Electronics	977,922

	Insurance – 1.5%

29,000	Unum Group	1,004,850

	Media – 1.5%

39,332	National CineMedia, Inc., (2)	558,514
8,500	Viacom Inc., Class B, (2)	419,135
	Total Media	977,649

	Oil, Gas & Consumable Fuels – 1.2%

8,900	Phillips 66, (2)	792,545

	Pharmaceuticals – 4.5%

45,900	AstraZeneca PLC, Sponsored ADR	1,463,751
36,600	GlaxoSmithKline PLC, (2)	1,575,996
	Total Pharmaceuticals	3,039,747

	Real Estate Investment Trust – 2.7%

63,400	National Storage Affiliates Trust	953,537
72,900	New Residential Investment	884,278
	Total Real Estate Investment Trust	1,837,815

	Software – 1.1%

18,400	Oracle Corporation	714,656

	Technology Hardware, Storage & Peripherals – 2.1%

27,900	NetApp, Inc., (2)	948,601
12,400	Seagate Technology	471,945
	Total Technology Hardware, Storage & Peripherals	1,420,546

Nuveen Investments	1

JPW	Nuveen Flexible Investment Income Fund
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Shares	Description (1)			Value

	Tobacco – 1.9%

53,487	Vector Group Ltd.			$1,297,060
	Total Common Stocks (cost $20,647,714)			20,800,549

Shares	Description (1)	Coupon	Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 45.0% (32.1% of Total Investments)

	Banks – 4.2%

19,045	Boston Private Financial Holdings Inc.	6.950%	N/R	$482,029
13,800	Citigroup Inc.	6.875%	BB+	380,052
19,300	Cowen Group, Inc.	8.250%	N/R	507,011
18,676	FNB Corporation	7.250%	Ba2	545,339
25,800	RBS Capital Trust	6.080%	BB–	642,420
9,735	Regions Financial Corporation	6.375%	BB	257,783
	Total Banks			2,814,634

	Capital Markets – 8.6%

18,856	Capitala Finance Corporation	7.125%	N/R	479,320
19,500	Charles Schwab Corporation	6.000%	BBB	505,245
19,324	Fifth Street Finance Corporation	6.125%	BBB–	480,781
19,500	Hercules Technology Growth Capital Incorporated	6.250%	N/R	489,255
42,470	Ladenburg Thalmann Financial Services Inc.	8.000%	N/R	1,010,361
34,328	Morgan Stanley	7.125%	Ba1	956,035
19,988	MVC Capital Incorporated	7.250%	N/R	489,706
19,419	Solar Capital Limited	6.750%	BBB–	474,989
18,775	THL Credit Inc.	6.750%	N/R	475,008
13,896	Triangle Capital Corporation	6.375%	N/R	349,484
	Total Capital Markets			5,710,184

	Consumer Finance – 0.7%

10,085	SLM Corporation, Series A	6.970%	B1	439,706

	Diversified Financial Services – 2.2%

18,875	Main Street Capital Corporation	6.125%	N/R	482,634
6,850	Oxford Lane Capital Corporation	8.125%	N/R	173,579
16,738	Oxford Lane Capital Corporation	7.500%	N/R	401,377
17,071	PennantPark Investment Corporation	6.250%	BBB–	428,994
	Total Diversified Financial Services			1,486,584

	Electric Utilities – 0.7%

18,375	Entergy Arkansas Inc., (4)	6.450%	BB+	461,672

	Food Products – 2.9%

30,300	CHS Inc.	7.100%	N/R	838,704
41,075	CHS Inc.	6.750%	N/R	1,107,382
	Total Food Products			1,946,086

	Insurance – 4.7%

21,038	Argo Group US Inc.	6.500%	BBB–	536,259
10,350	Hanover Insurance Group	6.350%	BB+	263,304
26,051	Kemper Corporation	7.375%	Ba1	720,050
5,227	Maiden Holdings Limited	8.000%	BBB–	135,902
19,325	Maiden Holdings Limited	7.750%	BBB–	524,094
39,300	National General Holding Company	7.625%	N/R	962,457
	Total Insurance			3,142,066

	Oil, Gas & Consumable Fuels – 1.4%

21,798	Scorpio Tankers Inc.	7.500%	N/R	550,400
17,500	Scorpio Tankers Inc.	6.750%	N/R	399,350
	Total Oil, Gas & Consumable Fuels			949,750

2	Nuveen Investments

Shares	Description (1)	Coupon		Ratings (3)	Value

	Real Estate Investment Trust – 15.3%

14,887	AG Mortgage Investment Trust	8.000%		N/R	$351,929
16,090	Apollo Commercial Real Estate Finance	8.625%		N/R	419,627
20,354	Apollo Residential Mortgage Inc.	8.000%		N/R	471,195
19,482	Arbor Realty Trust Incorporated	7.375%		N/R	487,050
9,213	Ashford Hospitality Trust Inc.	9.000%		N/R	235,024
14,400	Cedar Shopping Centers Inc., Series A	7.250%		N/R	359,856
14,460	Chesapeake Lodging Trust	7.750%		N/R	390,275
19,075	Colony Financial Inc.	7.500%		N/R	461,043
14,000	Coresite Realty Corporation	7.250%		N/R	364,000
10,000	Digital Realty Trust Inc.	7.375%		Baa3	274,500
5,271	Dupont Fabros Technology	7.875%		Ba2	132,776
2,410	Inland Real Estate Corporation	8.125%		N/R	61,600
15,605	Inland Real Estate Corporation	6.950%		N/R	393,246
20,524	Invesco Mortgage Capital Inc.	7.750%		N/R	474,925
14,264	MFA Financial Inc.	8.000%		N/R	364,445
20,430	Northstar Realty Finance Corporation	8.875%		N/R	498,288
19,000	Northstar Realty Finance Corporation	8.750%		N/R	456,950
17,725	Penn Real Estate Investment Trust	8.250%		N/R	456,242
8,844	Penn Real Estate Investment Trust	7.375%		N/R	225,876
25,697	Rait Financial Trust	7.625%		N/R	552,229
10,550	Rait Financial Trust	7.125%		N/R	241,173
16,240	Resource Capital Corporation	8.625%		N/R	299,790
10,976	Retail Properties of America	7.000%		BB	277,693
10,000	STAG Industrial Inc.	6.625%		BB+	247,500
18,719	Summit Hotel Properties Inc.	7.875%		N/R	491,374
12,003	Urstadt Biddle Properties	7.125%		N/R	317,238
36,440	VEREIT, Inc.	6.700%		N/R	904,075
	Total Real Estate Investment Trust				10,209,919

	Real Estate Management & Development – 0.7%

18,470	Kennedy-Wilson Inc.	7.750%		BB–	482,806

	Specialty Retail – 2.1%

54,075	TravelCenters of America LLC	8.000%		N/R	1,389,187

	Wireless Telecommunication Services – 1.5%

38,273	United States Cellular Corporation	7.250%		Ba1	980,554
	Total $25 Par (or similar) Retail Preferred (cost $29,279,731)				30,013,148

Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CONVERTIBLE PREFERRED SECURITIES – 3.8% (2.7% of Total Investments)

	Diversified Financial Services – 1.0%

550	Wells Fargo & Company	7.500%	N/A (5)	BBB	$651,750

	Diversified Telecommunication Services – 2.8%

19,200	Frontier Communications Corporation	11.125%	6/29/18	N/R	1,903,296
	Total Convertible Preferred Securities (cost $2,581,646)				2,555,046

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 47.5% (33.9% of Total Investments)

	Banks – 0.7%

$500	Citigroup Inc.	5.950%	12/31/49	BB+	$482,500

	Beverages – 1.5%

635	Cott Beverages Inc.	6.750%	1/01/20	B–	673,100
325	Cott Beverages Inc.	5.375%	7/01/22	B–	323,375
960	Total Beverages				996,475

Nuveen Investments	3

JPW	Nuveen Flexible Investment Income Fund
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Biotechnology – 1.2%

$875	AMAG Pharmaceuticals Inc., 144A	7.875%	9/01/23	B+	$815,938

	Capital Markets – 0.5%

325	BGC Partners Inc.	5.375%	12/09/19	BBB–	339,479

	Chemicals – 3.9%

775	A Schulman Inc., 144A	6.875%	6/01/23	B+	769,188
850	Trinseo Materials Operating, 144A	6.750%	5/01/22	B–	852,125
1,000	Univar Inc., 144A	6.750%	7/15/23	B	990,000
2,625	Total Chemicals				2,611,313

	Commercial Services & Supplies – 3.2%

1,175	GFL Environmental Corporation, 144A	7.875%	4/01/20	B	1,199,969
515	R.R. Donnelley & Sons Company	6.500%	11/15/23	BB–	482,813
450	R.R. Donnelley & Sons Company	6.000%	4/01/24	BB–	412,313
2,140	Total Commercial Services & Supplies				2,095,095

	Consumer Finance – 1.9%

675	Navient Corporation	8.000%	3/25/20	BB	715,500
765	SLM Corporation	5.625%	8/01/33	BB	560,363
1,440	Total Consumer Finance				1,275,863

	Diversified Consumer Services – 1.2%

940	Gibson Brands Inc., 144A	8.875%	8/01/18	B–	824,850

	Diversified Telecommunication Services – 7.3%

1,150	CenturyLink Inc.	7.650%	3/15/42	BB+	983,250
1,075	Frontier Communications Corporation, 144A	11.000%	9/15/25	BB	1,126,729
1,025	Frontier Communications Corporation	7.625%	4/15/24	BB	917,375
1,085	GCI Inc.	6.875%	4/15/25	BB–	1,117,550
735	US West Communications Company	6.875%	9/15/33	BBB–	729,278
5,070	Total Diversified Telecommunication Services				4,874,182

	Electric Utilities – 0.8%

565	PPL Energy Supply LLC, 144A	6.500%	6/01/25	Ba3	501,438

	Food & Staples Retailing – 1.5%

925	Rite Aid Corporation, 144A	6.125%	4/01/23	B	996,688

	Health Care Providers & Services – 1.4%

1,000	Kindred Healthcare Inc.	6.375%	4/15/22	B2	945,000

	Independent Power & Renewable Electricity Producers – 0.7%

525	NRG Energy Inc.	6.250%	5/01/24	BB–	469,875

	Machinery – 3.6%

475	Accuride Corporation	9.500%	8/01/18	B–	475,000
950	Automation Tooling Systems, Inc., 144A	6.500%	6/15/23	B+	973,750
975	Terex Corporation	6.000%	5/15/21	BB	965,445
2,400	Total Machinery				2,414,195

	Marine – 0.3%

225	Teekay Offshore Partners LP/Teekay Offshore Finance Corporation	6.000%	7/30/19	N/R	173,813

	Media – 4.0%

1,300	Altice S.A, 144A	7.625%	2/15/25	B	1,195,350
1,550	Dish DBS Corporation	5.875%	11/15/24	BB–	1,482,574
2,850	Total Media				2,677,924

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Metals & Mining – 1.3%

$75	ArcelorMittal	6.125%	6/01/25	BB+	$64,664
950	ArcelorMittal	7.750%	10/15/39	BB+	809,875
1,025	Total Metals & Mining				874,539

	Real Estate Investment Trust – 2.9%

1,025	Communications Sales & Leasing Inc.	8.250%	10/15/23	BB	947,613
500	Iron Mountain Inc.	6.000%	8/15/23	Ba3	524,375
475	Select Income REIT	4.500%	2/01/25	Baa2	453,306
2,000	Total Real Estate Investment Trust				1,925,294

	Real Estate Management & Development – 3.6%

1,205	Forestar USA Real Estate Group Inc., 144A	8.500%	6/01/22	B+	1,223,074
925	Greystar Real Estate Partners, LLC, 144A	8.250%	12/01/22	B+	973,562
225	Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB–	223,030
2,355	Total Real Estate Management & Development				2,419,666

	Semiconductors & Semiconductor Equipment – 2.1%

1,500	Micron Technology, Inc., 144A	5.625%	1/15/26	BB	1,410,000

	Specialty Retail – 1.4%

900	L Brands, Inc., 144A	6.875%	11/01/35	BB+	934,875

	Technology Hardware, Storage & Peripherals – 2.5%

750	Hewlett Packard Enterprise Co, 144A	6.350%	10/15/45	A–	726,535
1,100	Seagate HDD Cayman, 144A, (2)	4.875%	6/01/27	BBB–	956,152
1,850	Total Technology Hardware, Storage & Peripherals				1,682,687
$32,995	Total Corporate Bonds (cost $32,763,773)				31,741,689

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 12.0% (8.6% of Total Investments)

	Banks – 6.7%

900	Bank of America Corporation	6.500%	N/A (5)	BB+	$940,509
700	Citigroup Inc.	5.800%	N/A (5)	BB+	695,625
900	JPMorgan Chase & Company	6.750%	N/A (5)	BBB–	976,500
750	Wells Fargo & Company	5.875%	N/A (5)	BBB	793,275
1,000	Zions Bancorporation	7.200%	N/A (5)	BB–	1,077,500
	Total Banks				4,483,409

	Consumer Finance – 2.3%

700	Ally Financial Inc., 144A	7.000%	N/A (5)	B	713,409
800	Capital One Financial Corporation	5.550%	N/A (5)	Baa3	801,501
	Total Consumer Finance				1,514,910

	Food Products – 2.3%

1,495	Land O’ Lakes Incorporated, 144A	8.000%	N/A (5)	BB	1,539,849

	Insurance – 0.7%

400	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	469,000
	Total $1,000 Par (or similar) Institutional Preferred (cost $7,745,205)				8,007,168
	Total Long-Term Investments (cost $93,018,069)				93,117,600

Nuveen Investments	5

JPW	Nuveen Flexible Investment Income Fund
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.6% (0.4% of Total Investments)

	REPURCHASE AGREEMENTS – 0.6% (0.4% of Total Investments)

$419	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/15, repurchase price $418,962, collateralized by $435,000 U.S. Treasury Bonds, 2.875%, due 8/15/45, value $431,194	0.000%	11/02/15	$418,962
	Total Short-Term Investments (cost $418,962)			418,962
	Total Investments (cost $93,437,031) – 140.1%			93,536,562
	Borrowings – (41.9)% (6), (7)			(28,000,000)
	Other Assets Less Liabilities – 1.8% (8)			1,212,168
	Net Assets Applicable to Common Shares – 100%			$66,748,730

Investments in Derivatives as of October 31, 2015

Call Options Written outstanding:

Number of Contracts	Description	Type	Notional Amount (9)	Expiration Date	Strike Price	Value
(41)	CVR Partners LP	Exchange-Traded	$(51,250)	2/19/16	$12.5	$(615)
(663)	Ford Motor Company	Exchange-Traded	(928,200)	11/20/15	14.0	(63,648)
(116)	GlaxoSmithKline PLC	Exchange-Traded	(510,400)	11/20/15	44.0	(4,060)
(5)	National CineMedia Inc.	Exchange-Traded	(8,750)	12/18/15	17.5	(63)
(279)	NetApp Inc.	Exchange-Traded	(920,700)	12/18/15	33.0	(59,010)
(59)	Phillips 66	Exchange-Traded	(501,500)	11/20/15	85.0	(28,909)
(124)	Seagate Technology	Exchange-Traded	(582,800)	12/18/15	47.0	(1,240)
(85)	Viacom Inc.	Exchange-Traded	(425,000)	12/18/15	50.0	(16,787)
(1,372)	Total Call Options Written (premiums received $113,967)		$(3,928,600)			$(174,332)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

6	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$20,800,549	$—	$—	$20,800,549
$25 Par (or similar) Retail Preferred	29,551,476	461,672	—	30,013,148
Convertible Preferred Securities	2,555,046	—	—	2,555,046
Corporate Bonds	—	31,741,689	—	31,741,689
$1,000 Par (or similar) Institutional Preferred	—	8,007,168	—	8,007,168

Short-Term Investments:
Repurchase Agreements	—	418,962	—	418,962

Investments in Derivatives:
Options Written	(174,332)	—	—	(174,332)
Total	$52,732,739	$40,629,491	$—	$93,362,230

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income on REIT investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2015, the cost of investments (excluding investments in derivatives) was $93,416,440.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of October 31, 2015, were as follows:

Gross unrealized:
Appreciation	$2,815,403
Depreciation	(2,695,281)
Net unrealized appreciation (depreciation) of investments	$120,122

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	For fair value measurement disclosure purposes, investment classified as Level 2.

(5)	Perpetual security. Maturity date is not applicable.

(6)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) as collateral for borrowings. As of the end of the reporting period, investments with a value of $59,144,727 have been pledged as collateral for borrowings.

(7)	Borrowings as a percentage of Total Investments is 29.9%.

(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter derivatives as presented on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) of exchange-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities alson includes the value of options.

(9)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Nuveen Investments	7

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Flexible Investment Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2015